ACQUISITIONS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Revenues, net Consolidated results	$ 21,124	$ 7,743
Gross profit, Consolidated results	25,412	2,976
Net operating income (loss), Consolidated results	(68,683)	(7,047)
Net income (loss), Consolidated result	(219,685)	$ (7,616)
Revenues, net Pro-forma results	32,201
Gross profit, Pro-forma results	30,073
Net operating income (loss), Pro-forma results	(65,998)
Net income (loss), Pro-forma results	(217,183)
D&B/PWCT | Pre-acquisition
Disclosure of detailed information about business combination [line items]
Revenues, net Consolidated results	11,077
Gross profit, Consolidated results	4,661
Net operating income (loss), Consolidated results	2,685
Net income (loss), Consolidated result	2,502
D&B/PWCT | Post-acquisition
Disclosure of detailed information about business combination [line items]
Revenues, net Consolidated results	8,357
Gross profit, Consolidated results	2,899
Net operating income (loss), Consolidated results	1,791
Net income (loss), Consolidated result	$ 1,800